Financial Assets and Financial Liabilities - Schedule of Information About Maximum Exposure to Credit Risk Arising From Financial Assets (Detail) - Credit risk [member] - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Restricted cash (excluding cash on hand)	₽ 51	₽ 20
Trade and other receivables	17,718	18,825
Other financial assets	533	795
Total	18,302	19,640
Promissory notes [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	212	210
Loans issued [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	305	571
Bonds [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	₽ 16	₽ 14